Notes Payable	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Notes Payable [Abstract]
Notes Payable

Note 5 – Notes Payable

Notes payable as of June 30, 2025 and December 31, 2024 is as follows:

	Outstanding Principal as of June 30, 2025	Outstanding Principal as of December 31, 2024	Interest Rate	Maturity Date
The April 2020 PPP Loan Agreement *	$198,577	$198,577	5%	April 2022
The Second September 2022 Loan Agreement *	406,125	408,625	-	December 2023
The April 20 2023 Loan Agreement	41,213	41,213	18	December 2025
The April 5, 2024 Loan Agreement *	56,250	56,250	15	March 2025
The May 3, 2024 Loan Agreement *	38,989	48,489	-	May 2025
The May 31, 2024 Loan Agreement *	55,500	57,000	15	May 2025
The August 20, 2024 Loan Agreement	–	14,645	-	February 2025
The October 18, 2024 Loan Agreement	–	21,586	-	April 2026
The December 30, 2024 Loan Agreement	90,763	117,615	20	February 2026
The February 4, 2025 Loan Agreement	52,750	–	-	December 2025
The February 27, 2025 Loan Agreement	361,143	–	-	February 2026
The June 1, 2025 Loan Agreement	38,198	–	-	December 2026
The First June 4, 2025 Loan Agreement	12,500	–	-	July 2025
The Second June 4, 2025 Loan Agreement	12,500	–	-	July 2025
The June 13, 2020 Loan Agreement	60,090	–	3.75	June 2050
The June 13, 2025 Loan Agreement	100,000	–	-	February 2026
	1,524,598	964,000
Less: Debt Discount	(4,519)	(16,001)
Total Debt	1,520,079	947,999
Less: Current Debt	(1,486,400)	(926,413)
Total Long Term Debt	$33,679	$21,586

*	Note was in default as of June 30, 2025

The April 2020 PPP Loan Agreement

On April 30, 2020, the Company was granted a loan with a principal amount of $282,432 (the “Loan”), pursuant to the Paycheck Protection Program (the “PPP”) under Division A, Title I of the Coronavirus Aid, Relief, and Economic Security Act (the “CARES Act”), which was enacted on March 27, 2020. The Loan, which was in the form of a Note dated April 30, 2020, matures on April 30, 2022, and bears interest at a fixed rate of 1.00% per annum, payable monthly commencing on October 30, 2020. The Note may be prepaid by the Company at any time prior to maturity without payment of any premium. Funds from the Loan may only be used to retain workers and maintain payroll or make mortgage payments, lease payments and utility payments.

As of June 30, 2025, the Loan was in default, and the lender may require immediate payment of all amounts owed under the Loan or file suit and obtain judgment.

Subsequent to June 30, 2025, the balance of this note was forgiven by the Small Business Administration. See Subsequent Events.

The June 13, 2020 Loan Agreement

On June 13, 2020, Flewber Global, Inc. received a loan of $63,800 from the United States’ Small Business Administration (“SBA”) under the Coronavirus Aid, Relief, and Economic Security Act (“CARES Act”). This loan was assumed by the Company on February 27, 2025 as part of the acquisition of Flewber Global, Inc.

This loan accrues interest at 3.75% per annum. The balance of principal and interest will be fully repaid thirty years from the date the loan was received. Future payments of $3,732 will be made each year, in the form of monthly payments of $311 until the principal balance is fully repaid.

Subsequent to the assumption of the loan on February 27, 2025, the Company repaid $933 towards the balance of this loan.

The Second September 2022 Loan Agreement

On September 22, 2022, the Company entered into a loan agreement (the “Second September 2022 Loan Agreement”) with a lender (the “First September 2022 Lender”), whereby the Second September 2022 Lender issued the Company a promissory note of $876,000 (the “Second September 2022 Note”). The Company received cash proceeds of $272,614 and rolled the remaining $303,386 of principal from the First May 2022 Loan Agreement. Pursuant to the Second September 2022 Loan Agreement, the Second September 2022 Note has a flat interest fee of $321,637, for an effective interest rate of 100%. The maturity date of the Second September 2022 Note was May 5, 2023 (the “Second September 2022 Maturity Date”). The Company is required to make weekly payments of $27,375. The Second September 2022 Note is secured by officers of the Company. On June 23, 2023, the Company and the Second September 2022 Lender executed an agreement amending the payment terms and extending the Second September 2022 Maturity Date to December 31, 2023.

On June 13, 2025, the Company entered into a Settlement Agreement with the Second September 2022 Lender, whereby the Company agreed to make a payment of $2,500 by June 13, 2025, and two subsequent payments of $25,000 to close out the remaining note.

During the six months ended June 30, 2025, the Company paid $2,500 towards the principal of this note.

The Company recorded a $300,000 debt discount relating to an original issue discount. The debt discount was amortized over the life of the note to accretion of debt discount and issuance cost.

Subsequent to June 30, 2025, the Company fulfilled its obligation under the Settlement Agreement, and the note is closed out. See Subsequent Events.

The April 20 2023 Loan Agreement

On April 20, 2023, the Company entered into a loan agreement (the “April 2023 Loan Agreement”) with a lender (the “April 2023 Lender”), whereby the April 2023 Lender issued the Company a promissory note of $130,000 (the “April 2023 Note”). Pursuant to the April 2023 Loan Agreement, the April 2023 Note has an effective interest rate of 18%. The maturity date of the April 2023 Note was April 26, 2023 (the “April 2023 Maturity Date”) at which time all outstanding principal, accrued and unpaid interest and other amounts due under the April 2023 Loan Agreement were due.

In May 2024, the April 2023 Lender agreed to extend the maturity date of the April 2023 Note until December 28, 2024 in exchange for warrants to purchase 75,560 shares of the Company’s common stock at an exercise price of $1.75, together valued at $177,560.

The May 2024 modification of the note was accounted for as a debt modification under ASC 470-50, with no gain or loss recognized and the carrying amount of the note unchanged. The fair value of the warrants issued ($177,560) was recorded as an additional debt discount. The full amount of this debt discount was amortized during the year ended December 31, 2024.

On December 30, 2024, the Lender agreed to extend the maturity date of the April 2023 Note until March 31, 2025.

Subsequent to June 30, 2025, the Lender agreed to extend the maturity date of the April 2023 Note until December 31, 2025. See Subsequent Events.

The April 5th, 2024 Loan Agreement

On April 5, 2024, the Company entered into a promissory note agreement (the “April 5 Loan Agreement”) with a lender (“April 5 lender”), whereby the April 5 lender issued the Company a promissory note of $56,250 (the “April 5 Note”). The original maturity date of the April 5 Note is February 15, 2025. This note has a flat interest fee of 15%.

The Company recorded a $11,250 debt discount relating to an original issue discount and debt issuance costs of $5,000. The debt discount is being accreted over the life of the note. The debt discount was fully amortized as of June 30, 2025.

On December 4, 2024, the Lender agreed to extend the note’s maturity date to March 31, 2025. As of June 30, 2025, this note was in default.

The May 3rd, 2024 Loan Agreement

On May 3, 2024, the Company entered into a promissory note agreement (the “May 3 Loan Agreement”) with a lender (“May 3 lender”), whereby the May 3 lender issued the Company a convertible promissory note of $60,000 (the “May 3rd Note”). This note does not accrue interest. The May 3 Note has a maturity date of May 3, 2025.

The Company recorded a $24,600 debt discount relating to an original issue discount and debt issuance costs of $2,400. The debt discount is being accreted over the life of the note. As of June 30, 2025, the discount had been fully amortized.

During the six months ending June 30, 2025, the Company paid $9,500 in principal towards this note.

The May 31, 2024 Loan Agreement

On May 31, 2024, the Company entered into a promissory note agreement (the “May 31 Loan Agreement”) with a lender (the “May 31 Lender”) whereby the May 31 Lender issued the Company a promissory note in the amount of $60,000. The Maturity Date of the note is May 31, 2025. The Company recorded debt issuance costs of $1,800 for an original issue discount. The principal of the note shall be due and payable in full on the Maturity Date.

This note has a flat interest fee of 15%.

The Company recorded debt issuance costs of $1,800. The debt discount is being accreted over the life of the note. The debt discount has been fully amortized as of June 30, 2025.

During the six months ended June 30, 2025, the Company repaid $1,500 towards the balance of this note.

The August 20th, 2024 Loan Agreement

On August 20, 2024, the Company entered into a loan agreement (the “August 20 Loan Agreement”) with a lender (the “August 20 Lender”), whereby the August 20 Lender issued the Company a promissory note of $15,415 (the “August 20 Note”). The estimated term of the August 20 Note was approximately 181 days, or February 17, 2025, based on the Lender’s projection of daily collections at 10% of the Company’s receivables until the total payment amount was satisfied. Although payments continued beyond the estimated 181-day period, the note remained in good standing, all payment obligations were satisfied, and the note did not go into default.

The Company recorded debt issuance costs of $1,615. The debt discount is being accreted over the life of the note. As of June 30, 2025, the discount had been fully amortized.

During the six months ended June 30, 2025, the Company repaid $14,645 towards the balance of this note, and the note is paid in full.

The October 18, 2024 Loan Agreement

On October 18, 2024, the Company entered into a loan agreement (the “October 18 Loan Agreement”) with a lender (the “October 18 Lender”), whereby the October 18 Lender issued the Company a promissory note of $43,041 (the “October 18 Note”). The maturity date of the October 18 Note is April 18, 2025 (the “Maturity Date”). The Company is required to make a minimum payment every 60 days of $4,782. The note does not accrue interest.

The Company recorded debt issuance costs of $3,841. The debt discount is being accreted over the life of the note. As of June 30, 2025, the discount had been fully amortized.

During the six months ended June 30, 2025, the Company repaid $21,586 towards this note, and the note is paid in full.

The December 30, 2024 Loan Agreement

On December 30, 2024, the Company entered into a Loan Agreement with Jeremy Frommer, where the Company consolidated the outstanding notes with Mr. Frommer (the February 22 Loan Agreement, the March 26 Loan Agreement, and the June 13 Loan Agreement). The Company issued the promissory note with a principal amount of $117,614, the sum of the balances of the three consolidated notes. The note has a maturity date of March 31, 2025 and was in default as of June 30, 2025.

The Company accrues interest at the rate of 20% per annum on the outstanding balance of the note. During the six months ended June 30, 2025, this note recorded interest of $10,202.

The February 4, 2025 Loan Agreement

On February 4, 2025, Flewber Global, Inc. entered into a Loan Agreement (the “February 4, 2025 Loan Agreement”) with a lender (the “February 4, 2025 Lender”) whereby the February 4, 2025 Lender issued the Company a promissory note of $67,500 (the “February 4, 2025 Note”). The note has a maturity date of December 31, 2025.

Prior to February 27, 2025, Flewber Global, Inc. repaid $2,500 towards the principal of this note. On February 27, 2025, the outstanding note balance of $65,000 became a liability of the Company via the acquisition of Flewber Global, Inc.

Between February 27 and June 30, 2025, the Company repaid $4,000 towards this note.

The February 27, 2025 Loan Agreement

On February 27, 2025, as part of the acquisition of Flewber Global, Inc., the Company assumed a demand loan between Flewber Global, Inc. and its CEO, Marc Sellouk in the amount of $365,000. The Company formalized the loan through a written agreement (the “February 27, 2025 Loan Agreement”). The Loan Agreement has a maturity date of February 27, 2026 and accrues interest at a flat monthly rate of $3,000 per month.

During the six months ended June 30, 2025, the Company paid $3,554 in principal and $12,000 towards interest of this note.

The June 1, 2025 Loan Agreement

On June 1, 2025, the Company entered into a loan agreement (the “June 1, 2025 Loan Agreement”) with a lender (the “June 1, 2025 Lender”), whereby the June 1, 2025 Lender issued the Company a promissory note of $44,871 (the “June 1, 2025 Note”). The maturity date of the June 1, 2025 Note is December 1, 2026 (the “Maturity Date”). The Company is required to make a minimum payment every 60 days of $4,986. The note does not accrue interest.

The Company recorded debt issuance costs of $4,771. The debt discount is being accreted over the life of the note. As of June 30, 2025, the discount balance is $4,519.

During the six months ended June 30, 2025, the Company repaid $6,673 towards the principal of this note.

The First June 4, 2025 Loan Agreement

On June 4, 2025, the Company entered into a loan agreement (the “First June 4, 2025 Loan Agreement”) with a lender (the “First June 4, 2025 Lender”) whereby the First June 4, 2025 Lender issued the Company a promissory note of $12,500 (the “First June 4, 2025 Notes”). The note has a maturity date of June 30, 2025.

As additional consideration, the First June 4, 2025 Lender was issued 37,500 5-year warrants to purchase the Company’s common stock at an exercise price of $1.00 per share. The Company accounted for the issuance of the warrants and the note using the relative fair value method. The total relative fair value was allocated as follows: $6,477 to the debt instrument (52%) and $6,023 to the warrants (48%). The Company recorded a $6,023 debt discount over the life of the note. As of June 30, 2025 the discount has been fully amortized.

The Second June 4, 2025 Loan Agreement

On June 4, 2025, the Company entered into a loan agreement (the “First June 4, 2025 Loan Agreement”) with CEO Jeremy Frommer, whereby Mr. Frommer issued the Company a promissory note of $12,500 (the “First June 4, 2025 Notes”). The note has a maturity date of June 30, 2025.

As additional consideration, Mr. Frommer was issued 37,500 5-year warrants to purchase the Company’s common stock at an exercise price of $1.00 per share. The Company accounted for the issuance of the warrants and the note using the relative fair value method. The total relative fair value was allocated as follows: $6,477 to the debt instrument (52%) and $6,023 to the warrants (48%). The Company recorded a $6,023 debt discount over the life of the note. As of June 30, 2025 the discount has been fully amortized.

The June 13, 2025 Loan Agreement

On June 13, 2025, the Company entered into a loan agreement (the “June 13, 2025 Loan Agreement”) with a lender (the “June 13, 2025 Lender”) whereby the June 13, 2025 Lender issued the Company a promissory note of $100,00 (the “June 13, 2025 Note”). The note has a maturity date of February 15, 2026, and has repayment rights upon the return of the security deposit of a leased aircraft by the Company or any sale of Flewber, Inc. or Ponderosa Air LLC or its assets.

As additional consideration for the issuance of the promissory note, the Company granted the lender seven complimentary Hops flights on the Company’s aircraft, with a total fair value of $7,805 ($1,115 per flight). The flights are redeemable at the lender’s discretion and are recorded as a flight obligation liability until redeemed. The full value was recognized as interest expense upon issuance of the note.

Note 5 – Notes Payable

Notes payable as of December 31, 2024 and December 31, 2023 is as follows:

	Outstanding Principal as of December 31, 2024	Outstanding Principal as of December 31, 2023	Interest Rate	Maturity Date
The April 2020 PPP Loan Agreement *	$198,577	$198,577	5%	April 2022
The Second September 2022 Loan Agreement *	408,625	453,625	-	December 2023
The Third September 2022 Loan Agreement	–	2,964	-	October 2023
The April 20 2023 Loan Agreement	41,213	41,213	18	April 2023
The June 30 2023 Loan Agreement	–	2,500	-	September 2023
The July 11 2023 Loan Agreement	–	276,429	10	July 2024
The July 31 2023 Loan Agreement	–	253,409	12	April 2024
The August 2023 Loan Agreement	–	38,997	-	February 2025
The September 27 2023 Loan Agreement	–	34,500	15	June 2024
The September 28 2023 Loan Agreement	–	112,274	15	June 2024
The April 5, 2024 Loan Agreement	56,250	–	15	February 2025
The May 3, 2024 Loan Agreement	48,489	–	-	May 2025
The May 31, 2024 Loan Agreement	57,000	–	15	May 2025
The August 20, 2024 Loan Agreement	14,645	–	-	February 2025
The October 18, 2024 Loan Agreement	21,586	–	-	April 2026
The December 30, 2024 Loan Agreement	117,615	–	20	March 2025
	964,000	1,414,488
Less: Debt Discount	(16,000)	(257,361)
Total Debt	948,000	1,157,127
Less: Current Debt	(926,414)	(1,127,101)
Total Long Term Debt	$21,586	$30,026

*	Note was in default as of December 31, 2024

The April 2020 PPP Loan Agreement

On April 30, 2020, the Company was granted a loan with a principal amount of $282,432 (the “Loan”), pursuant to the Paycheck Protection Program (the “PPP”) under Division A, Title I of the Coronavirus Aid, Relief, and Economic Security Act (the “CARES Act”), which was enacted on March 27, 2020. The Loan, which was in the form of a Note dated April 30, 2020, matures on April 30, 2022, and bears interest at a fixed rate of 1.00% per annum, payable monthly commencing on October 30, 2020. The Note may be prepaid by the Company at any time prior to maturity without payment of any premium. Funds from the Loan may only be used to retain workers and maintain payroll or make mortgage payments, lease payments and utility payments.

During each of the years ended December 31, 2024 and 2023, the Company recorded $9,929 in interest.

As of December 31, 2024, the Loan is in default, and the lender may require immediate payment of all amounts owed under the Loan or file suit and obtain judgment.

The Second September 2022 Loan Agreement

On September 22, 2022, the Company entered into a loan agreement (the “Second September 2022 Loan Agreement”) with a lender (the “First September 2022 Lender”), whereby the Second September 2022 Lender issued the Company a promissory note of $876,000 (the “Second September 2022 Note”). The Company received cash proceeds of $272,614 and rolled the remaining $303,386 of principal from the First May 2022 Loan Agreement. Pursuant to the Second September 2022 Loan Agreement, the Second September 2022 Note has a flat interest fee of $321,637, for an effective interest rate of 100%. The maturity date of the Second September 2022 Note was May 5, 2023 (the “Second September 2022 Maturity Date”). The Company is required to make weekly payments of $27,375. The Second September 2022 Note is secured by officers of the Company. On June 23, 2023, the Company and the Second September 2022 Lender executed an agreement amending the payment terms and extending the Second September 2022 Maturity Date to December 31, 2023.

During the year ended December 31, 2024, the Company paid $45,000 towards this note.

The Company recorded a $300,000 debt discount relating to an original issue discount. The debt discount was amortized over the life of the note to accretion of debt discount and issuance cost. During the year ended December 31, 2023, the Company amortized $178,694 of the discount. As of December 31, 2023, this debt discount has been fully amortized.

As of December 31, 2024, the Loan is in default.

The Third September 2022 Loan Agreement

On September 22, 2022, the Company entered into a loan agreement (the “Third September 2022 Loan Agreement”) with a lender (the “Third September 2022 Lender”), whereby the Third September 2022 Lender issued the Company a promissory note of $365,000 (the “Third September 2022 Note”). The Company received cash proceeds of $110,762 and rolled the remaining $129,053 of principal from the Second May 2022 Loan Agreement. Pursuant to the Third September 2022 Loan Agreement, the Third September 2022 Note has a flat interest fee of $139,524, for an effective interest rate of 143%. The maturity date of the Third September 2022 Note is May 5, 2023 (the “Second September 2022 Maturity Date”). The Company is required to make weekly payments of $13,036. The Third September 2022 Note is secured by officers of the Company. On June 9, 2023, the Company and the Third September 2022 Lender executed an agreement amending the payment terms and extending the Third September 2022 Maturity Date to October 12, 2023.

The Company recorded a $300,000 debt discount relating to an original issue discount. During the year ended December 31, 2023, the Company amortized $61,358 of the discount. The debt discount is fully amortized as of December 31, 2023.

During the year ended December 31, 2024, the Company paid the remaining principal balance of this note.

The April 20 2023 Loan Agreement

On April 20, 2023, the Company entered into a loan agreement (the “April 2023 Loan Agreement”) with a lender (the “April 2023 Lender”), whereby the April 2023 Lender issued the Company a promissory note of $130,000 (the “April 2023 Note”). Pursuant to the April 2023 Loan Agreement, the April 2023 Note has an effective interest rate of 18%. The maturity date of the April 2023 Note was April 26, 2023 (the “April 2023 Maturity Date”) at which time all outstanding principal, accrued and unpaid interest and other amounts due under the April 2023 Loan Agreement were due.

In May 2024, the April 2023 Lender agreed to extend the maturity date of the April 2023 Note until December 28, 2024 in exchange for warrants to purchase 75,560 shares of the Company’s common stock at an exercise price of $1.75, together valued at $177,560.

The May 2024 modification of the note was accounted for as a debt modification under ASC 470-50, with no gain or loss recognized and the carrying amount of the note unchanged. The fair value of the warrants issued ($177,560) was recorded as an additional debt discount. The full amount of this debt discount was amortized during the year ended December 31, 2024.

On December 30, 2024, the Lender agreed to extend the maturity date of the April 2023 Note until March 31, 2025.

During the years ended December 31, 2024 and 2023, the Company recorded $7,521 and $7,477 in interest, respectively.

This note was outstanding as of December 31, 2024.

The June 30 2023 Loan Agreement

On June 30, 2023, the Company entered into a loan agreement (the “June 30 2023 Loan Agreement”) with a lender (the “June 2023 Lender”), whereby the June 2023 Lender issued the Company a promissory note of $13,000 (the “June 2023 Note”). The maturity date of the May 2023 Note is September 30, 2023 (the “June 2023 Maturity Date”).

The note included a $2,000 debt discount, which was amortized over the life of the note and fully amortized during the year ended December 31, 2023.

On March 14, 2024, the June 2023 Lender converted $2,500 of outstanding debt and an additional $2,000 penalty into 1,287 shares of common stock, recognizing a loss on settlement of debt of $400.

The July 11, 2023 Loan Agreement

On July 11, 2023, the Company entered into a loan agreement (the “July 11 2023 Loan Agreement”) with a lender (the “July 11 2023 Lender”), whereby the July 2023 Lender issued the Company a promissory note of $300,000 (the “July 11 2023 Note”). The maturity date of the First July 2023 Note is July 10, 2024 (the “July 11 2023 Maturity Date”).

The Company recorded a $60,000 debt discount relating to an original issue discount. The Company also recorded a 10% Guaranteed Interest (equal to $30,000) deemed earned as of the issuance date. The Principal Amount and the Guaranteed Interest was due and payable in seven equal monthly payments (each, a “Monthly Payment”) of $47,142, commencing on December 11, 2023 and continuing on the 11th  day of each month thereafter (each, a “Monthly Payment Date”) until paid in full not later than July 11, 2024 (the “Maturity Date”). The Company also recorded an additional debt discount of $204,557 related to derivative liability treatment, which was fully amortized over the life of the note. As of December 31, 2024, the debt discount has been fully amortized with amortization of $132,279 in each of the years ended December 31, 2024 and 2023.

In the twelve months ended 2024, the Company paid back $165,000 against this note in cash.

During the year ended December 31, 2024, the Lender converted an aggregate of $217,100 of outstanding debt into 497,186 shares of the Company’s common stock, resulting in a total loss on settlement of debt of $123,209.

The Company incurred $29,762 and $14,219 in interest during the years ended December 31, 2024 and 2023, respectively.

As of December 31, 2024, there was no outstanding balance on this note.

The July 31 2023 Loan Agreement

On July 31, 2023, the Company entered into a loan agreement (the “July 31 2023 Loan Agreement”) with a lender (the “July 31 2023 Lender”), whereby the July 31 2023 Lender issued the Company a promissory note of $261,250 (the “July 31 2023 Note”). The maturity date of the July 31 2023 Note was April 30, 2024 (the “July 31 2023 Maturity Date”).

The Company recorded a $52,250 debt discount relating to an original issue discount and debt issuance costs of $9,000, and a $140,581 debt discount relating to the issuance of warrants with the note. An additional $28,000 debt discount was recognized in the year ended December 2024, and these discounts and issuance costs were accreted over the life of the note with amortization of $144,111 and $76,720 during the years ended December 31, 2024 and 2023, respectively. As of December 31, 2024 the discounts had been fully amortized.

The Company also accrued interest at the rate of 10% per annum on the outstanding balance of the note. The Principal Amount and the Guaranteed Interest were due and payable in six equal monthly payments (each, a “Monthly Payment”) of $45,416, commencing on November 30, 2023 and continuing on the last day of each month thereafter (each, a “Monthly Payment Date”) until paid in full not later than April 30, 2024 (the “Maturity Date”).

On July 10, 2024, the Lender converted the remaining $285,018 of outstanding debt and interest into 275,000 shares of the Company’s common stock and recognized a $93,508 loss on settlement of debt.

During the twelve months ended December 31, 2024 and 2023, the Company recorded $13,105 and $ 14,687 in interest, respectively.

The August 2023 Loan Agreement

On August 23, 2023, the Company entered into a loan agreement (the “August 2023 Loan Agreement”) with a lender (the “August 2023 Lender”), whereby the August 2023 Lender issued the Company a promissory note of $137,448 (the “August 2023 Note”). Pursuant to the August 2023 Loan Agreement, the August 2023 Note has a flat interest fee of $12,948. The maturity date of the August 2023 Note is February 20, 2025 (the “August 2023 Maturity Date”). The Company is required to make a minimum payment every 60 days of $15,272.

As of December 31, 2023, the Company paid $98,451 against this note. In the six months ended June 30, 2024, the Company paid $43,222 against principal and interest on this note, repaying this note in full.

The Company recorded $12,948 of debt discount, which was amortized over the life of the note to accretion of debt discount and issuance cost. During the years ended December 31, 2024 and 2023, the Company amortized $4,385 and $8,563 of the discount, respectively. As of December 31, 2024, this debt discount has been fully amortized.

The September 27 2023 Loan Agreement

On September 27, 2023, the Company entered into a loan agreement (the “September 27 2023 Loan Agreement”) with a lender (the “September 27 2023 Lender”), whereby the First September 2023 Lender issued the Company a promissory note of $51,750 (the “September 27 2023 Note”). The maturity date of the First September 2023 Note was June 30, 2024 (the “September 27 2023 Maturity Date”). The Company accrued interest at the rate of 15% per annum on the outstanding balance of the note.

The Company recorded a $6,750 debt discount relating to an original issue discount and debt issuance costs of $5,000. During the years ended December 31, 2024 and 2023, the Company amortized $4,431 and $7,319 of the discount, respectively. As of December 31, 2024, this debt discount has been fully amortized.

On July 23, 2024, the Lender converted the outstanding debt on this note and the Convertible Note April 2023 Loan Agreement into a combined 171,039 shares of the Company’s common stock, and received an additional 10,461 shares of common stock as consideration.

During the years ended December 31, 2024 and 2023, the Company recorded $1,775 and $2,587 in interest, respectively.

The September 28 2023 Loan Agreement

On September 28, 2023, the Company entered into a secured loan agreement (the “September 28 2023 Loan Agreement”) with a lender (the “September 28 2023 Lender”), whereby the September 28 2023 Lender issued the Company a secured promissory note of $166,905 AUD or $107,221 United States Dollars. This note had an effective interest rate of 15%. The maturity date of the September 28 2023 Note was June 30, 2024 at which time all outstanding principal, accrued and unpaid interest and other amounts due under the First September 2023 Loan Agreement was due. The Company has the option to extend the Maturity date by 60 days at an interest rate of 19%. The loan is secured by the Australian research & development credit.

During the year ended December 31, 2024, the Company repaid the remaining balance against the note.

During the years ended December 31, 2024 and 2023, the Company recorded $13,587 and $4,430 in interest. respectively.

The January 26 Loan Agreement

On January 26, 2024, the Company entered into a promissory note agreement (the “January 26 Loan Agreement”) with Jeremy Frommer, whereby Frommer issued the Company a promissory note in the principal amount of $15,000 (the “January 26 Note”). The maturity date of the January 26 Note was February 9, 2024. As additional consideration for entering into the January 26 Loan Agreement, the Company issued 9,000 warrants to purchase shares of the Company’s common stock.

The Company repaid $15,000 in principal on February 1, 2024, and the note was fully repaid as of that date.

The Company accounted for the issuance of the warrants and the note using the relative fair value method. The total relative fair value was allocated as follows: $5,660 to the debt instrument (38%) and $9,340 to the warrants (62%).

The Company recorded $9,340 of debt discount over the life of the note. As of December 31, 2024, this debt discount has been fully amortized.

The January 30 Loan Agreement

On January 30, 2024, the Company entered into a promissory note agreement (the “January 30 Loan Agreement”) with Jeremy Frommer, whereby Frommer issued the Company a promissory note of $12,000 (the “January 30 Note”). The maturity date of the January 30 Note was February 13, 2024. As additional consideration for entering in the January 30 Loan Agreement, the Company issued 7,200 warrants of the Company’s common stock. The Company repaid $12,000 in principal on February 1, 2024 and the note was fully repaid as of that date.

The Company accounted for the issuance of the warrants and the note using the relative fair value method. The total relative fair value was allocated as follows: $5,623 to the debt instrument (47%) and $6,377 to the warrants (53%).

The Company recorded $6,377 of debt discount over the life of the note. As of December 31, 2024, this debt discount has been fully amortized.

The February 1, 2024 Loan Agreement

On February 1, 2024, the Company entered into a promissory note agreement (the “February 1, 2024 Loan Agreement”) with Jeremy Frommer, whereby Frommer issued the Company a promissory note of $20,000 (the “February 1 Note”). As additional consideration for entering in the February 1 ,2024 Loan Agreement, the Company issued 12,000 warrants of the Company’s common stock. The original maturity date of the February 1 Note was February 14, 2024.

The Company accounted for the issuance of the warrants and the note using the relative fair value method. The total relative fair value was allocated as follows: $9,756 to the debt instrument (49%) and $10,244 to the warrants (51%).

On February 12, 2024, the Company and Frommer executed an agreement amending the payment terms to an effective interest rate of 20% per annum accruing on the date of the amendment and extending the maturity date to April 29, 2024.

On May 6, 2024, the Company and Frommer executed an agreement extending the maturity date to December 28, 2024. In exchange, Frommer received 20,859 warrants with an exercise price of $1.75. During the twelve months ended December 31, 2024, the Company repaid in full the balance of this loan and interest of $4,974.

The Company recorded a $10,769 debt discount relating to an original issue discount and debt issuance costs of $6,377, which was amortized over the life of the note. As of December 31, 2024, this debt discount has been fully amortized.

The February 5 Loan Agreement

On February 5, 2024, the Company entered into a promissory note agreement (the “February 5 Loan Agreement”) with Jeremy Frommer, whereby Frommer issued the Company a promissory note of $5,000 (the “February 5 Note”). The maturity date of the February 5 Note was February 26, 2024. As additional consideration for entering in the February 5 Loan Agreement, the Company issued 3,000 warrants of the Company’s common stock. The Company repaid $5,000 in principal on March 26, 2024. The note did not accrue interest.

The Company accounted for the issuance of the warrants and the note using the relative fair value method. The total relative fair value was allocated as follows: $1,990 to the debt instrument (40%) and $3,010 to the warrants (60%).

The Company recorded $3,010 of debt discount over the life of the note. As of December 31, 2024, this debt discount has been fully amortized.

February 12 Loan Agreement

On February 12, 2024, the Company entered into a promissory note agreement (the “February 12 Loan Agreement”) with a lender (the “February 12 Lender”), whereby the February 12 Lender issued the Company a promissory note of $50,000. The effective interest rate of the February 12 Note is 5% per annum. The original maturity date of the February 12 Note was March 13, 2024.

On April 10, 2024, the Company and the February 12 Lender executed an agreement extending the maturity date to September 1, 2024. In exchange, February 12 Lender received 100,000 warrants with an exercise price of $4.00. The April amendment was accounted for as a debt modification in accordance with ASC 470-50. The fair value of the warrants issued in connection with this extension, totaling $265,000, was recorded as a debt discount and fully amortized to accretion of debt discount and issuance cost during the year ended December 31, 2024.

On July 19, 2024, the Company and the February 12 Lender executed an agreement extending the maturity date from September 1, 2024 to December 28, 2024.

On September 3, the February 12 Lender converted the remaining balance of the note to shares of Series G Preferred stock.

During the year ended December 31, 2024, the Company recorded $1,397 in interest.

The February 22 Loan Agreement

On February 22, 2024, the Company entered into a promissory note agreement (the “February 22 Loan Agreement”) with Jeremy Frommer, whereby Frommer issued the Company a promissory note of $42,500 (the “February 22 Note”). The original maturity date of the February 22 Note was April 22, 2024. As additional consideration for entering in the February 22 Loan Agreement, the Company issued 25,500 warrants of the Company’s common stock.

The Company recorded a $22,885 debt discount relating to an original issue discount, which was amortized over the life of the note to accretion of debt discount and issuance cost. The Company accounted for the issuance of the warrants and the note using the relative fair value method. The total relative fair value was allocated as follows: $9,239 to the debt instrument (22%) and $33,261 to the warrants (78%). As of December 31, 2024, this debt discount has been fully amortized.

On April 20 , 2024, the Company and Frommer executed an agreement amending the payment terms to an effective interest rate of 20% per annum accruing on the date of the amendment and extending the maturity date to April 28, 2024.

On May 6, 2024, the Company and Frommer executed an agreement extending the maturity date of this note and 2 other outstanding notes to December 28, 2024. In exchange for all three extensions, Frommer received 206,537 warrants with an exercise price of $1.75 and a fair value of $521,461, of which $161,653 was allocated to this note. The amendment was accounted for as a debt modification in accordance with ASC 470-50. The fair value of the warrants issued in connection with this extension, totaling $217,799, was recorded as a debt discount and fully amortized to interest expense during the year ended December 31, 2024

On December 30, 2024, the Lender restructured the note with the Company into a new note (see The December 30 2024 Loan Agreement). The balance of the note at the time of restructuring was $22,622.

The Company recognized $599 as a gain on extinguishment of debt.

During the year ended December 31, 2024, this note recorded interest of $6,746.

The March 26 Loan Agreement

On March 26 2024, the Company entered into a promissory note agreement (the “March 26 Loan Agreement”) with Jeremy Frommer, whereby Frommer issued the Company a promissory note of $50,000 (the “March 26 Note”). The original maturity date of the March 26 Note was April 26, 2024. As additional consideration for entering in the March 26 Loan Agreement, the Company issued 30,000 warrants of the Company’s common stock.

The Company recorded a $26,923 debt discount relating to an original issue discount, which was amortized over the life of the note to accretion of debt discount and issuance cost. The Company accounted for the issuance of the warrants and the note using the relative fair value method. The total relative fair value was allocated as follows: $13,000 to the debt instrument (26%) and $37,000 to the warrants (74%). As of December 31, 2024, this debt discount has been fully amortized.

On April 22, 2024, the Company and Frommer executed an agreement amending the payment terms to a default interest rate of 20% per annum and extending the maturity date to May 6, 2024.

On May 6, 2024, the Company and Frommer executed an agreement extending the maturity date of this note and 2 other outstanding notes to December 28, 2024. In exchange for all three extensions, Frommer received 206,537 warrants with an exercise price of $1.75 and a fair value of $521,461, of which $312,876 was allocated to this note. The amendment was accounted for as a debt modification in accordance with ASC 470-50. The fair value of the warrants issued in connection with this extension, was recorded as a debt discount and fully amortized to interest expense during the year ended December 31, 2024.

The Company recognized $309 as a loss on extinguishment of debt.

On December 30, 2024, the Lender restructured the note with the company into a new note and completed this note (see The December 30 2024 Loan Agreement). The balance of the note at the time of restructuring was $86,992, including interest.

During the year ended December 31, 2024, this note recorded interest of $11,760.

The April 5th, 2024 Loan Agreement

On April 5, 2024, the Company entered into a promissory note agreement (the “April 5 Loan Agreement”) with a lender (“April 5 lender”), whereby the April 5 lender issued the Company a promissory note of $56,250 (the “April 5 Note”). The original maturity date of the April 5 Note is February 15, 2025. This note has a flat interest fee of 15%.

The Company recorded a $11,250 debt discount relating to an original issue discount and debt issuance costs of $5,000. The debt discount is being accreted over the life of the note. The debt discount is $2,366 as of December 31, 2024.

On December 4, 2024, the Lender agreed to extend the note’s maturity date to March 31, 2025.

During the year ended December 31, 2024, this note recorded interest of $7,209. This note was outstanding as of December 31, 2024.

The May 3rd, 2024 Loan Agreement

On May 3, 2024, the Company entered into a promissory note agreement (the “May 3 Loan Agreement”) with a lender (“May 3 lender”), whereby the May 3 lender issued the Company a convertible promissory note of $60,000 (the “May 3rd Note”). This note does not accrue interest. The May 3 Note has a maturity date of May 3, 2025.

The Company recorded a $24,600 debt discount relating to an original issue discount and debt issuance costs of $2,400. The debt discount is being accreted over the life of the note. The debt discount is $9,099 as of December 31, 2024.

During the year ending December 31, 2024, the Company paid $38,511 in principal towards this note.

As of December 31, 2024, this note remains outstanding.

The May 6th Loan Agreement

On May 6, 2024, the Company entered into a promissory note agreement (the “May 6 Loan Agreement”) with Jeremy Frommer, whereby Frommer issued the Company a promissory note of $7,000 (the “May 6 Note”). As additional consideration for entering in the May 6 Loan Agreement, the Company issued 12,000 warrants of the Company’s common stock. The original maturity date of the May 6 Note was May 7, 2024. This note has a flat interest fee of $500.

The Company accounted for the issuance of the warrants and the note using the relative fair value method. The total relative fair value was allocated as follows: $1,471 to the debt instrument (21%) and $5,529 to the warrants (79%).The Company recorded a $5,529 debt discount relating to the warrants, which was amortized over the life of the note to accretion of debt discount and issuance cost. As of December 31, 2024, this debt discount has been fully amortized.

The Company recognized $500 as a gain on extinguishment of debt upon the repayment of this note related to the forgiveness of the $500 interest fee.

The May 28 Loan Agreement

On May 28, 2024, the Company entered into a loan agreement (the “May 28 Loan Agreement”) with a lender (the “May 28 Lender”), whereby the May 28 Lender issued the Company a promissory note of $65,944 (the “May 28 Note”). The maturity date of the May 28 Note is November 26, 2025 (the “Maturity Date”). The Company is required to make a minimum payment every 60 days of $7,327. This note did not accrue interest. This note had an original issue discount of $9,144.

The Company recorded $9,144 of debt discount over the life of the note. As of December 31, 2024, this debt discount has been fully amortized.

During the year ended December 31, 2024, the Company repaid $65,944 towards the balance of this note and $39,678 in interest.

The May 31, 2024 Loan Agreement

On May 31, 2024, the Company entered into a promissory note agreement (the “May 31 Loan Agreement”) with a lender (the “May 31 Lender”) whereby the May 31 Lender issued the Company a promissory note in the amount of $60,000. The Maturity Date of the note is May 31, 2025. The Company recorded debt issuance costs of $1,800 for an original issue discount. The principal of the note shall be due and payable in full on the Maturity Date.

This note has a flat interest fee of 15%. During the year ended December 31, 2024, this note accrued interest of $5,101.

The Company recorded debt issuance costs of $1,800. The debt discount is being accreted over the life of the note. The debt discount is $745 as of December 31, 2024.

During the year ended December 31, 2024, the Company repaid $3,000 towards the balance of this note.

As of December 31, 2024, the note remains outstanding.

The June 13th Loan Agreement

On June 13, 2024, the Company entered into a promissory note agreement (the “June 13 Loan Agreement”) with Jeremy Frommer, whereby Frommer issued the Company a promissory note of $7,500 (the “June 13 Note”). As additional consideration for entering in the June 13 Loan Agreement, the Company issued 12,787 warrants of the Company’s common stock. The original maturity date of the June 13 Note was July 13, 2024. This note has a flat interest fee of $500.

The Company accounted for the issuance of the warrants and the note using the relative fair value method. The total relative fair value was allocated as follows: $2,118 to the debt instrument (28%) and $5,382 to the warrants (72%).

On September 20, 2024, the Company and Frommer executed an agreement extending the maturity date of this note to December 28, 2024 for no additional consideration. The amendment was accounted for as a debt modification in accordance with ASC 470-50.

On December 30, 2024, the Lender restructured the note with the company into the December 30, 2024 Loan Agreement and completed this note (see The December 30 2024 Loan Agreement). The balance of the note at the time of restructuring was $8,000 including interest. The Company recognized $700 as a loss on extinguishment of debt related to the payment of $1,200 in interest, which exceeded the amount of interest accrued by $700.The Company recorded $5,382 of debt discount over the life of the note. As of December 31, 2024, this debt discount has been fully amortized.

During the year ended December 31, 2024, this note recorded interest of $500.

The August 20th, 2024 Loan Agreement

On August 20, 2024, the Company entered into a loan agreement (the “August 20 Loan Agreement”) with a lender (the “August 20 Lender”), whereby the August 20 Lender issued the Company a promissory note of $15,415 (the “August 20 Note”). The maturity date of the August 20 Note is February 17, 2025 (the “Maturity Date”).

The Company recorded debt issuance costs of $1,615. The debt discount is being accreted over the life of the note. The debt discount is $428 as of December 31, 2024.

During the year ended December 31, 2024, the Company repaid $770 towards the balance of this note.

The October 18, 2024 Loan Agreement

On October 18, 2024, the Company entered into a loan agreement (the “October 18 Loan Agreement”) with a lender (the “October 18 Lender”), whereby the October 18 Lender issued the Company a promissory note of $43,041 (the “October 18 Note”). The maturity date of the October 18 Note is April 18, 2025 (the “Maturity Date”). The Company is required to make a minimum payment every 60 days of $4,782. The note does not accrue interest.

The Company recorded debt issuance costs of $3,841. The debt discount is being accreted over the life of the note. The debt discount is $3,364 as of December 31, 2024.

During the year ended December 31, 2024, the Company repaid $21,455 towards this note.

The December 19, 2024 Loan Agreement

On December 19, 2024, the Company entered into a loan agreement (the “December 19 Loan Agreement”) with a lender (the “December 19 Lender”), whereby the December 19 Lender issued the Company a promissory note of $12,060 (the “December 19 Note”). The maturity date of the December 19 Note was December 27, 2024 (the “Maturity Date”). As consideration for entering in the December 19 Loan Agreement, the Company issued 60,300 warrants of the Company’s common stock. This note has a flat interest fee of $500.

The Company accounted for the issuance of the warrants and the note using the relative fair value method. The total relative fair value was allocated as follows: $3,998 to the debt instrument (33%) and $8,062 to the warrants (67%).The Company recorded $8,062 of debt discount over the life of the note. As of December 31, 2024, this debt discount has been fully amortized. The Company recognized $500 as a gain on extinguishment of debt related to the forgiveness of the $500 interest fee.

During the year ended December 31, 2024, the Company repaid $12,060 towards this note. This note was completed as of December 31, 2024.

The December 30, 2024 Loan Agreement

On December 30, 2024, the Company entered into a Loan Agreement with Jeremy Frommer, where the Company consolidated the outstanding notes with Mr. Frommer (the February 22 Loan Agreement, the March 26 Loan Agreement, and the June 13 Loan Agreement). The Company issued the promissory note with a principal amount of $117,614, the sum of the balances of the three consolidated notes. The note has a maturity date of March 31, 2025.

The Company accrues interest at the rate of 20% per annum on the outstanding balance of the note. During the years ended December 31, 2024, this note recorded interest of $64.

As of December 31, 2024, the note remains outstanding.